As filed with the Securities and Exchange Commission on
February 17, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 41	☑
(Check appropriate box or boxes)

PUTNAM MONEY MARKET FUND
Registration No. 2-55091
811-02608
(Exact name of registrant as specified in charter)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 29	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 31	☑
(Check appropriate box or boxes)

PUTNAM TAX EXEMPT MONEY MARKET FUND
Registration No. 33-15238
811-05215
(Exact name of registrant as specified in charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)
Registrants’ Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on January 30, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 17th day of February, 2011.
PUTNAM MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET FUND
By: /s/ Jonathan S. Horwitz, Executive Vice
President, Treasurer, Principal Executive
Officer and Compliance Liaison
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

John A. Hill**	Chairman of the Board and Trustee

Jameson A. Baxter**	Vice Chairman of the Board and Trustee

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz***	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar**	Vice President and Principal Financial Officer

Janet C. Smith**	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury**	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis**	Trustee

Robert J. Darretta**	Trustee

Paul L. Joskow**	Trustee

Kenneth R. Leibler**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

W. Thomas Stephens**	Trustee

By: /s/ Jonathan S. Horwitz, as
Attorney-in-Fact
February 17, 2011

*	Signed pursuant to power of filed in Post-Effective Amendment No. 44 to the Money Market Fund’s Registration Statement and Post-Effective Amendment No. 28 to the Tax Exempt Money Market Fund’s Registration Statement on January 28, 2011.

**	Signed pursuant to power of attorney filed in Post- Effective Amendment No. 42 to the Money Market Fund’s Registration Statement and Post-Effective Amendment No. 26 to the Tax Exempt Money Market Fund’s Registration Statement on November 13, 2009.

***	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 43 to the Money Market Fund’s Registration Statement and Post-Effective Amendment No. 27 to the Tax Exempt Money Market Fund’s Registration Statement on January 29, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def